VESSELS, NET (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2018 USD ($) Vessel		Jul. 31, 2018 Vessel	Dec. 31, 2018 USD ($) Vessel Building		Dec. 31, 2017 USD ($) Vessel Building	Dec. 31, 2016 USD ($)
VESSELS, NET [Abstract]
Number of vessels | Vessel	23			23		30
Residual value	$ 8,000			$ 8,000		$ 4,000
Depreciation charge reduction due to change in estimate				$ 10,000
Estimated useful life				25 years
Vessels, net [Abstract]
Total	1,359,418			$ 1,359,418		1,889,270
Less Accumulated Depreciation	(405,660)	[1]		(405,660)	[1]	(842,977)
Less Accumulated Impairment Loss on Vessels	0	[2]		0	[2]	(110,480)
Vessels, Net	$ 953,758			953,758		935,813
Depreciation charges disposed				497,000
Impairment loss on vessels				$ 2,168		$ 110,480	$ 0
Number of vessels delivered to the company | Vessel	3			3
Deposits paid for vessels	$ 50,100			$ 50,100
Number of new buildings | Building				3		3
Deposits released as part of financial arrangement				$ 12,505		$ 0	0
Number of vessels disposed of | Vessel			6	10
Loss on disposal of vessels				$ 6,619		0	0
Number of vessels delivered | Vessel	2		8
Gross proceeds from sale of vessels				97,600
Loss from disposal of inventory				5,700
Transaction costs				2,300
Proceeds from sale of vessels				$ 89,624		0	$ 0
Number of vessels the company taken through periodical maintenance survey | Vessel	2			2
Vessels [Member]
Vessels, net [Abstract]
Additions				$ 169,446		69,927
Disposals				(632,326)		0
Total	$ 1,769,967			1,769,967		1,700,040
Drydocking [Member]
Vessels, net [Abstract]
Additions				8,210		20,150
Disposals				(75,182)		0
Total	$ 119,303			$ 119,303		$ 99,153

[1]	Depreciation charges of $497.0 million related to vessels disposed of in 2018 is excluded
[2]	Impairment charges of $2.2 million and $110.5 million related to vessels disposed of in 2018 is excluded